Risks and Concentration - Foreign currency exchange rate risks (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Risks and Concentration
Currency fluctuations, appreciation	0.015	0.017	0.092